Share-Based Compensation Plans - Schedule of Exercise Price Range for Employee Stock Option Plans (Detail) - CIESOP [member] - ₨ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price	₨ 286.85
Weighted average remaining contractual life of Options	3 months 21 days	9 months 18 days
Weighted average exercise price	₨ 286.85	₨ 287.3	₨ 288.2
Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price		286.85
Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price		₨ 287.75